Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 15,930		$ 37,443
Accounts receivable, net	25,988		30,635
Prepaid expenses and other current assets	2,667		3,614
Refundable taxes	264		193
Deferred tax assets	830		2,753
Total current assets	45,679		74,638
Property and equipment, net	6,005	[1]	6,187	[1]
Deferred tax assets	27,677		46,310
Intangible and other assets, net	611		2,191
Goodwill	65,815		82,644
Intangible assets from acquisitions, net	3,360		8,088
Total assets	149,147		220,058
Current liabilities:
Accounts payable	12,378		12,896
Accrued expenses and other current liabilities	9,609		8,430
Deferred acquisition payments			35,214
Deferred revenue	2,009		1,930
Total current liabilities	23,996		58,470
Other non-current liabilities	2,216		2,580
Total liabilities	26,212		61,050
Commitments and contingencies
Stockholders' equity:
Treasury stock: 157 and 402 shares of Class B stock at December 31, 2011 and 2012, respectively	(13)		(1,067)
Additional paid-in capital	295,532		297,465
Accumulated deficit	(172,966)		(137,770)
Total stockholders' equity	122,935		159,008
Total liabilities and stockholders' equity	149,147		220,058
Class A
Stockholders' equity:
Common stock	98		99
Class B
Stockholders' equity:
Common stock	$ 284		$ 281

[1]	Includes the original cost and accumulated depreciation of fully-depreciated fixed assets which were $13.3 million and $15.8 million at December 31, 2011 and 2012, respectively.